Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of products and services [line items]
Revenue from rendering of services	$ 5,129	$ 5,078	$ 10,093	$ 9,889
Revenue from sale of goods	657	610	1,283	1,135
Revenue	5,786	5,688	11,376	11,024
Wireless
Disclosure of products and services [line items]
Revenue from rendering of services	1,562	1,508	3,062	2,923
Revenue from sale of goods	470	430	904	771
Data
Disclosure of products and services [line items]
Revenue from rendering of services	1,869	1,812	3,689	3,531
Revenue from sale of goods	98	95	202	194
Voice
Disclosure of products and services [line items]
Revenue from rendering of services	957	1,020	1,907	2,001
Media
Disclosure of products and services [line items]
Revenue from rendering of services	677	683	1,308	1,335
Other services
Disclosure of products and services [line items]
Revenue from rendering of services	64	55	127	99
Equipment and other
Disclosure of products and services [line items]
Revenue from sale of goods	$ 89	$ 85	$ 177	$ 170